Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	23 Months Ended	24 Months Ended	29 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	47 Months Ended	48 Months Ended	53 Months Ended	59 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 05, 2021	Mar. 31, 2016	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2017	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2018	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2019	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2020	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000003891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BATS: Corporate Credit Total Return Series
Accumulated Value		$ 10,000				$ 10,312			$ 10,602			$ 11,138			$ 11,840			$ 12,870	$ 12,371	$ 11,762	$ 12,348	$ 12,932	$ 13,586
C000003892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BATS: Mortgage Total Return Series
Accumulated Value		10,000				10,052			10,143			10,643			11,267			11,569	10,994	10,471	10,701	11,338	12,015
C000003893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BATS: Short Duration Taxable Total Return Series
Accumulated Value		10,000				10,321			10,439			10,868			10,905			11,755	11,400	11,471	12,042	12,803	13,400
C000032703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BATS: Interest Rate Hedge Series
Accumulated Value		10,000				10,480			10,730			10,481			9,102			9,987	10,286	11,317	12,673	13,477	14,102
C000144517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BATS: High Income Municipal Series
Accumulated Value		10,000				10,278			11,020			11,730			11,769			13,670	13,525	12,955	13,755	14,449	14,834
C000146955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BATS: Securitized Total Return Series
Accumulated Value		10,000				10,976			11,585			12,084			11,453			13,052	12,975	12,921	14,040	15,178	16,140
C000227189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BATS: Short Term Municipal Income Series
Accumulated Value	$ 10,000		$ 10,005	$ 10,001			$ 10,051	$ 10,184		$ 10,357	$ 10,535		$ 10,728	$ 10,875		$ 11,029	$ 11,164
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				10,044			10,165			10,620			11,569			11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,021	9,465		10,015	8,869	9,489	10,282	9,105	9,786	10,835	10,050	9,905	11,252	10,189	10,331	11,872	11,342	11,371	11,726	11,869	12,379
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Index
Accumulated Value		10,000				10,192			10,346			10,815			11,589			11,931	11,426	10,899	11,190	11,777	12,324
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Credit Index
Accumulated Value		10,000				10,296			10,563			11,080			11,644			12,561	12,039	11,401	11,873	12,451	13,054
Bloomberg MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg MBS Index
Accumulated Value		10,000				10,017			10,095			10,542			11,283			11,273	10,719	10,199	10,340	10,898	11,529
ICE BofA 1 3 Year U S Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value		10,000				10,025			10,028			10,300			10,858			10,885	10,575	10,596	10,910	11,502	11,934
Bloomberg U S Treasury 7 10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury 7-10 Year Bond Index
Accumulated Value		10,000				9,746			9,716			10,277			11,939			11,236	10,790	10,181	10,040	10,508	10,933
Bloomberg U S Bellwether 10 Year Swap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Bellwether 10 Year Swap Index
Accumulated Value		10,000				9,543			9,458			10,052			11,951			10,945	10,532	9,845	9,659	10,068	10,393
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Customized Reference Benchmark
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal High Yield Bond Index
Accumulated Value		10,000				10,431			11,060			11,960			11,872			13,654	13,470	12,865	13,883	14,659	15,004
Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Reference Benchmark
Accumulated Value		$ 10,000				$ 10,125			$ 10,242			$ 10,723			$ 11,064			$ 11,695	$ 11,275	$ 11,028	$ 11,619	$ 12,375	$ 13,017
SIFMA Municipal Swap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					SIFMA Municipal Swap Index
Accumulated Value	$ 10,000		$ 10,001	$ 10,007			$ 10,059	$ 10,194		$ 10,364	$ 10,543		$ 10,725	$ 10,880		$ 11,024	$ 11,154